Income Tax - Schedule of Provision for Income Taxes (Details) - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Schedule of Provision for Income Taxes [Abstract]
U.S.	$ (2,412,980)	$ 1,973,031	$ 3,275,797	$ 2,200,467
Canada	(115,517)	(33,146)	(197,642)
Total	$ (2,528,497)	$ 1,939,885	$ 3,078,155	$ 2,200,467